Derivatives (Schedule Of Fair Value Of Outstanding Derivative Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Derivatives, Fair Value [Line Items]
Derivative assets	$ 8.9	$ 1.5
Derivative liabilities	0.8	15.5
Commodity Swaps [Member] | Other Receivables [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		0.6
Commodity Swaps [Member] | Accounts Payable [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.4
Interest Rate Swaps [Member] | Other Receivables [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1.8
Interest Rate Swaps [Member] | Deferred Charges And Other [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1.0	0.4
Interest Rate Swaps [Member] | Other Current Liabilities [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0.5
Interest Rate Swaps [Member] | Accrued Interest [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(0.3)	0.2
Foreign Exchange Contracts [Member] | Other Receivables [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5.5
Foreign Exchange Contracts [Member] | Other Receivables [Member] | Not Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.4	0.3
Foreign Exchange Contracts [Member] | Deferred Charges And Other [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.2	0.2
Foreign Exchange Contracts [Member] | Accounts Payable [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.3	13.1
Foreign Exchange Contracts [Member] | Accounts Payable [Member] | Not Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.2	0.1
Foreign Exchange Contracts [Member] | Other Long-term Liabilities [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0.2	$ 1.6